ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Assets and Liabilities of Consolidated VIE's) Details In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 VIEs and Subsidiaries of VIEs [Member] USD ($)	Dec. 31, 2013 VIEs and Subsidiaries of VIEs [Member] CNY	Dec. 31, 2012 VIEs and Subsidiaries of VIEs [Member] CNY
Current assets:
Cash and cash equivalents	$ 44,034	266,571	$ 52,680	318,909	161,393	801,850	$ 31,400	190,091	316,426
Restricted cash	54,690	331,075		437,875			54,690	331,075	437,875
Accounts receivable	7,485	45,312		41,399			7,485	45,312	41,399
Amount due from inter-companies							4,427	26,802	22,847
Inventories	68,970	417,524		432,722			68,970	417,524	432,722
Leased automobiles held for sale, net	37,270	225,620		206,604			37,270	225,620	206,604
Advances to suppliers	77,470	468,985		316,067			77,471	468,985	316,067
Prepaid expenses and other current assets	12,004	72,667		35,148			12,004	72,667	35,116
Amounts due from related parties	8,755	53,000		57,830			8,755	53,000
Deferred tax assets, net	1,292	7,823		6,756			1,292	7,823	6,456
Total current assets	311,971	1,888,577		1,853,310			303,764	1,838,899	1,815,812
Non-current assets:
Property and equipment, net	126,955	768,549		560,700			126,954	768,536	560,683
Land use rights, net	2,922	17,691		18,256			2,922	17,691	18,256
Intangible assets, net	16,723	101,238		106,058			16,723	101,238	106,058
Goodwill	12,163	73,634		73,634	73,634		12,163	73,634	73,634
Long-term prepayments - Third parties	23,945	144,953		26,500			23,945	144,953	26,500
Long-term prepayments - Related Parties	50,014	302,769					50,014	302,769
Long-term investment	3,717	22,500		11,250			3,717	22,500	11,250
Deferred tax assets, net	588	3,561		9,624			588	3,561	7,322
Total non-current assets	237,027	1,434,895		806,022			237,026	1,434,882	803,703
TOTAL ASSETS	548,998	3,323,472		2,659,332	2,570,875		540,790	3,273,781	2,619,515
Current liabilities
Accounts payable	1,181	7,151		6,458			1,181	7,151	6,458
Bills payable	121,537	735,749		887,100			121,537	735,749	887,100
Advances from customers	9,246	55,970		49,974			9,246	55,970	49,974
Inter-company payables							22,051	133,489	136,119
Accrued expenses and other current liabilities	86,896	526,041		444,553			84,876	513,814	444,374
Amounts due to related parties
Unrecognized tax benefits	820	4,963		4,963			820	4,963	4,963
Taxes payable	10,075	60,993		54,369			10,075	60,993	54,369
Short-term loans and current portion of long-term loans	120,040	726,689		365,274			120,040	726,689	365,274
Total current liabilities	349,795	2,117,556		1,812,691			369,826	2,238,818	1,948,631
Non-current liabilities
Long-term loans, non-current portion	5,451	33,000					5,451	33,000
Deferred tax liabilities	5,021	30,393		31,770			5,021	30,393	31,770
Total non-current liabilities	10,472	63,393		31,770			10,472	63,393	31,770
TOTAL LIABILITIES	$ 360,267	2,180,949		1,844,461	1,737,785		$ 380,298	2,302,211	1,980,401